Investment Objectives and Goals - iShares High Yield Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES HIGH YIELD ACTIVE ETF Ticker: BRHY Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares High Yield Active ETF (formerly known as “BlackRock High Yield ETF”) (the “Fund”) seeks to maximize total return, consistent with income generation and prudent investment management.